SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - TD 401(k) Retirement Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented on the accrual basis of accounting.

Management Estimates

Management Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of non-performance.

Mutual funds are valued based on the daily closing price reported by the fund and common collective trusts are valued based on net asset value (“NAV”) as a practical expedient that is based on the underlying investments of the fund. See Note 6 for further discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded as of the ex-dividend date. Net appreciation includes the Plan’s gains on investments bought and sold as well as held during the year.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid.
Administrative Expense

Administrative Expense

In accordance with the Plan provisions, all eligible administrative expenses may be paid by the Plan unless paid by the Company. Administrative expenses amounting to $1,436,387 and $1,362,089 were paid by the Plan for the years ended December 31, 2025 and 2024, respectively, which were debited directly from participant accounts.